UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22780

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue

New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    November 30

Date of reporting period:    August 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	126.6%
COMPRESSION	1.4%
Archrock, Inc.(a)		342,196	$4,328,779

CRUDE/REFINED PRODUCTS	23.3%
Buckeye Partners LP(a)		501,000	17,665,260
Enbridge Energy Management LLC(a)		658,334	7,142,924
Genesis Energy LP(a)		481,797	11,529,402
Plains All American Pipeline LP(a)		1,138,108	29,727,381
Plains GP Holdings LP, Class A(a)		234,000	6,032,520

			72,097,487

DIVERSIFIED MIDSTREAM	56.1%
Andeavor Logistics LP(a)		93,649	4,549,468
Energy Transfer Equity LP(a)		460,713	8,062,478
Energy Transfer Partners LP(a)		2,335,033	52,654,994
Enterprise Products Partners LP(a)		1,910,787	54,648,508
Kinder Morgan, Inc.(a)		481,079	8,515,098
MPLX LP(a)		1,160,929	41,178,152
Pembina Pipeline Corp. (CAD) (Canada)		119,593	4,078,992

			173,687,690

GATHERING & PROCESSING	36.9%
Antero Midstream GP LP(a)		173,345	2,927,797
Antero Midstream Partners LP(a)		292,100	8,549,767
BP Midstream Partners LP(a)		146,000	2,880,580
CNX Midstream Partners Lp(a)		173,300	3,396,680
Crestwood Equity Partners LP(a)		300,700	11,306,320
DCP Midstream Partners LP(a)		360,700	14,864,447
Enable Midstream Partners LP		353,200	5,499,324
EnLink Midstream Partners LP(a)		204,400	3,638,320
EQT Midstream Partners LP(a)		275,786	15,763,928
Hess Midstream Partners LP(a)		299,418	6,778,824
Keyera Corp. (CAD) (Canada)		79,000	2,176,889
Oasis Midstream Partners LP(a)		112,600	2,490,712
Shell Midstream Partners LP(a)		546,100	12,216,257
Summit Midstream Partners LP(a)		363,733	5,874,288
Targa Resources Corp.		65,400	3,601,578
Western Gas Equity Partners LP(a)		118,670	4,018,166
Western Gas Partners LP(a)		168,038	8,208,656

			114,192,533

		Shares/Units	Value
MARINE SHIPPING/OFFSHORE	2.7%
GasLog Partners LP (Monaco)		240,549	$5,845,341
Golar LNG Partners LP (Marshall Islands)		190,517	2,575,790

			8,421,131

NATURAL GAS PIPELINES	5.1%
Cheniere Energy Partners LP(a)		170,354	6,456,416
Cheniere Energy Partners LP Holdings LLC(a)		206,288	6,537,267
Spectra Energy Partners LP(a)		70,500	2,676,180

			15,669,863

OTHER	1.1%
Sprague Resources LP(a)		140,745	3,560,849

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$353,071,525)			391,958,332

PREFERRED SECURITIES—$25 PAR VALUE	5.2%
BANKS	1.3%
Bank of America Corp., 6.00%, Series EE(b)		31,475	821,183
Bank of America Corp., 6.00%, Series GG(b)		23,900	627,375
Bank of America Corp., 5.875%, Series HH(b)		5,400	138,996
Citigroup, Inc., 6.30%, Series S(b)		16,926	445,154
GMAC Capital Trust I, 8.099%, (3 Month US LIBOR + 5.785%) due 2/15/40, Series 2 (TruPS) (FRN)(c)		41,175	1,103,490
JPMorgan Chase & Co., 6.125%, Series Y(b)		10,600	279,310
US Bancorp, 5.50%, Series K(b)		6,950	177,989
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(b),(d)		9,042	232,741
Wells Fargo & Co., 5.625%, Series Y(b)		14,575	369,476

			4,195,714

CHEMICALS	0.3%
CHS, Inc., 7.50%, Series 4(b)		29,741	838,994

DIVERSIFIED FINANCIAL SERVICES	0.1%
Morgan Stanley, 5.85% to 4/15/27, Series K(b),(d)		7,704	200,381

FINANCIAL—INVESTMENT ADVISORY SERVICES	0.1%
Ares Management LP, 7.00%, Series A(b)		14,750	400,315

		Shares/Units	Value
INSURANCE	0.7%
LIFE/HEALTH INSURANCE	0.1%
Prudential Financial, Inc., 5.625%, due 8/15/58		3,000	$75,300
Unum Group, 6.25%, due 6/15/58		11,050	279,675

			354,975

MULTI-LINE	0.1%
WR Berkley Corp., 5.70%, due 3/30/58		15,952	398,960

PROPERTY CASUALTY—FOREIGN	0.2%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(b),(d)		6,000	156,660
Validus Holdings Ltd., 5.80%, Series B(b)		17,442	440,585

			597,245

REINSURANCE—FOREIGN	0.3%
Arch Capital Group Ltd., 5.45%, Series F(b)		6,000	148,740
Axis Capital Holdings Ltd., 5.50%, Series E(b)		25,625	640,369

			789,109

TOTAL INSURANCE			2,140,289

INTEGRATED TELECOMMUNICATIONS SERVICES	0.0%
AT&T, Inc, 5.625%, due 8/1/67		3,500	88,165

MARINE SHIPPING/OFFSHORE	0.1%
GasLog Partners LP, 8.625% to 6/15/27, Series A (Monaco)(b),(d)		11,000	292,820

PIPELINES	0.4%
Enbridge, 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(d)		23,612	605,176
Energy Transfer Partners LP, 7.375% to 5/15/23, Series C(b),(d)		28,475	728,675

			1,333,851

REAL ESTATE	0.6%
DIVERSIFIED	0.5%
VEREIT, 6.70%, Series F(b)		67,237	1,701,096

INDUSTRIALS	0.0%
PS Business Parks, Inc., 5.70%, Series V(b)		3,054	76,381

SHOPPING CENTERS—COMMUNITY CENTER	0.1%
Kimco Realty Corp., 5.625%, Series K(b)		6,460	160,143

TOTAL REAL ESTATE			1,937,620

		Shares/Units		Value
TECHNOLOGY—SOFTWARE	0.3%
eBay, 6.00%, due 2/1/56		30,997		$812,431

UTILITIES	1.3%
DTE Energy Co., 6.00%, due 12/15/76, Series F		16,250		421,525
Integrys Holdings, Inc., 6.00% to 8/1/23, due 8/1/73(d)		18,029		467,402
SCE Trust IV, 5.375% to 9/15/25, Series J(b),(d)		20,160		515,894
SCE Trust V, 5.45% to 3/15/26, Series K(b),(d)		11,748		303,333
SCE Trust VI, 5.00%(b)		17,825		416,036
Southern Co./The, 6.25%, due 10/15/75		54,000		1,407,240
Southern Co./The, 5.25%, due 12/1/77		17,000		415,820

				3,947,250

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$15,619,072)				16,187,830

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	4.9%
BANKS	1.7%
Bank of America Corp., 6.25% to 9/5/24, Series X(b),(d)		$1,130,000		1,193,562
Citigroup, Inc., 5.90% to 2/15/23(a),(b),(d)		950,000		978,500
Citigroup, Inc., 6.25% to 8/15/26, Series T(b),(d)		175,000		183,750
CoBank ACB, 6.25% to 10/1/22, Series F(b),(d)		4,300	†	449,350
Countrywide Capital III, 8.05%, due 6/15/27, Series B		200,000		248,491
Goldman Sachs Group, Inc./The, 5.70% to 5/10/19, Series L(b),(d)		350,000		355,288
JPMorgan Chase & Co., 5.809%, (3 Month US LIBOR + 3.47%), Series I (FRN)(b),(c)		680,000		685,610
Wells Fargo & Co., 6.110%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(b),(c)		865,000		877,240
Wells Fargo Capital X, 5.95%, due 12/1/86, (TruPS)		250,000		268,750

				5,240,541

BANKS—FOREIGN	1.0%
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(d),(e),(f)		800,000		832,423
Barclays PLC, 7.750% to 09/15/23 (United Kingdom)(b),(d),(f)		200,000		202,260
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(b),(d),(f)		200,000		201,010
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(d),(f)		1,000,000		1,072,900
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(b),(d),(f),(g)		200,000		209,020

		Principal Amount		Value
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(b),(d),(f),(g)		$400,000		$421,000

				2,938,613

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.1%
General Electric Co., 5.00% to 1/21/21, Series D(b),(d)		400,000		394,250

INSURANCE	0.1%
LIFE/HEALTH INSURANCE	0.1%
MetLife, Inc., 5.875% to 3/15/28, Series D(b),(d)		175,000		181,344

PROPERTY CASUALTY	0.0%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(d)		150,000		153,750

				335,094

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(g)		500	†	554,503

MATERIAL—METALS & MINING	0.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(d),(g)		200,000		220,000

PIPELINES	0.5%
Enbridge Energy Partners LP, 6.135% (3 Month US LIBOR + 3.450%), due 10/1/77, (FRN)(c)		250,000		251,383
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(d)		250,000		243,105
Plains All American Pipeline LP, 6.125% to 11/15/22, Series B(a),(b),(d)		357,000		349,860
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a),(d)		821,000		839,472

				1,683,820

TELECOMMUNICATION—COMMUNICATIONS	0.0%
Vodafone Group PLC, 3.750%, due 1/16/24 (United Kingdom)		100,000		99,269

UTILITIES	1.2%
CenterPoint Energy, Inc, 6.125% to 9/1/23, Series A(b),(d)		180,000		183,600
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(d)		600,000		639,072
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(d),(g)		1,800,000		1,968,750
NiSource, Inc., 5.65% to 6/15/23, 144A(b),(d),(e),(g)		245,000		248,369
Southern California Edison Co., 6.25% to 2/1/22, Series E(b),(d)		350,000		371,914

		Principal Amount	Value
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(a),(d)		$400,000	$409,067

			3,820,772

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$15,209,499)			15,286,862

		Number of Shares
SHORT-TERM INVESTMENTS	1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.87%(h)		4,067,902	4,067,902

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,067,902)			4,067,902

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$387,967,998)	138.0%		427,500,926
LIABILITIES IN EXCESS OF OTHER ASSETS	(38.0)		(117,780,016)

NET ASSETS (Equivalent to $11.56 per share based on 26,793,340 shares of common stock outstanding)	100.0%		$309,720,910

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $236,694,724 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at August 31, 2018.

(d)	Security converts to floating rate after the indicated fixed-rate coupon period.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $832,423 or 0.3% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital Security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,938,613 which represents 0.9% of the net assets of the Fund (0.7% of the managed assets of the Fund).

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $3,621,642 or 1.2% of the net assets of the Fund, of which 0.0% are illiquid.

(h)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$391,958,332	$391,958,332	$—	$—

Preferred Securities—$25 Par Value:				—
Utilities	3,947,250	3,479,848	467,402

Other Industries	12,240,580	12,240,580	—	—

Preferred Securities—Capital Securities	15,286,862	—	15,286,862	—

Short-Term Investments	4,067,902	—	4,067,902	—

Total Investments in Securities(a)	$427,500,926	$407,678,760	$19,822,166	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Unfunded Commitments

The Fund entered into an agreement to privately purchase 364,800 unregistered Class A shares of Kayne Anderson Acquisition Corp. (the Issuer) at a predetermined price (an arrangement known as a private investment in public equity, or PIPE) on August 7, 2018. The Fund’s agreement to purchase this PIPE is subject to the Issuer fulfilling certain conditions, including a successful proxy vote by shareholders of the Issuer, which has not yet occurred. When all conditions are met, the Fund will record this commitment and shall be obligated to fund this commitment upon settlement of the purchase transaction. The aggregate value of this commitment is $3,648,000. At August 31, 2018, the Fund had sufficient net assets to cover this commitment.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: October 26, 2018